LOANS PAYABLE (Details) - Schedule of loans payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Notes payable		$ 23,633
Stanislav Minaychenko [Member]
Interest Rate	4.00%
Maturity	Sep. 16, 2020
Notes payable		14,530
Maxim Pukhoskiy [Member]
Interest Rate	4.00%
Maturity	Jun. 16, 2020
Notes payable		8,041
Dieter Busenhart [Member]
Interest Rate	10.00%
Maturity	Jan. 17, 2021
Notes payable		$ 1,062